FINANCING ARRANGEMENTS (Tables)	12 Months Ended
Dec. 31, 2017
Debt Disclosure [Abstract]
Schedule of long-term debt
Principal amounts of debt obligations and principal amounts of debt obligations net of discounts and issuance costs as of December 31, 2017 and 2016 consists of the following:

		2017		2016
(in millions)	Maturity	Principal Amount	Net of Discounts and Issuance Costs	Principal Amount	Net of Discounts and Issuance Costs
Senior Secured Credit Facilities:
Revolving Credit Facility	April 2018	$—	$—	$875	$875
Revolving Credit Facility	April 2020	250	250	—	—
Series A-3 Tranche A Term Loan Facility	October 2018	—	—	1,032	1,016
Series A-4 Tranche A Term Loan Facility	April 2020	—	—	668	658
Series D-2 Tranche B Term Loan Facility	February 2019	—	—	1,068	1,048
Series C-2 Tranche B Term Loan Facility	December 2019	—	—	823	805
Series E-1 Tranche B Term Loan Facility	August 2020	—	—	2,456	2,429
Series F Tranche B Term Loan Facility	April 2022	3,521	3,420	3,892	3,815
Senior Secured Notes:
6.50% Secured Notes	March 2022	1,250	1,235	—	—
7.00% Secured Notes	March 2024	2,000	1,975	—	—
5.50% Secured Notes	November 2025	1,750	1,729	—	—
Senior Unsecured Notes:
6.75%	August 2018	—	—	1,600	1,593
5.375%	March 2020	1,708	1,699	2,000	1,985
7.00%	October 2020	71	71	690	689
6.375%	October 2020	661	656	2,250	2,231
7.50%	July 2021	1,625	1,615	1,625	1,613
6.75%	August 2021	650	648	650	647
5.625%	December 2021	900	896	900	894
7.25%	July 2022	550	545	550	543
5.50%	March 2023	1,000	993	1,000	992
5.875%	May 2023	3,250	3,224	3,250	3,220
4.50% euro-denominated debt	May 2023	1,801	1,787	1,578	1,563
6.125%	April 2025	3,250	3,222	3,250	3,218
9.00%	December 2025	1,500	1,464	—	—
Other	Various	15	15	12	12
Total long-term debt and other		$25,752	25,444	$30,169	29,846
Less: Current portion of long-term debt and other			209		1
Non-current portion of long-term debt			$25,235		$29,845

Schedule of aggregate maturities of long-term debt
Maturities of debt obligations for the five succeeding years ending December 31 and thereafter are as follows:

(in millions)
2018	$209
2019	—
2020	2,690
2021	3,175
2022	5,115
Thereafter	14,563
Total gross maturities	25,752
Unamortized discounts	(308)
Total long-term debt and other	$25,444